LOANS (Details 10) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans Receivable
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 7,932,877	$ 8,128,743
Additions	7,066,199	2,767,710
Repayments	(3,050,455)	(2,703,798)
Change in status of borrower	(102,948)	(259,778)
Balance, end of year	$ 11,845,673	$ 7,932,877